Discontinued Operations (Tables)	12 Months Ended
Jun. 28, 2020
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Discontinued Operations
The Company has classified the results of the Lighting Products business unit as discontinued operations, the results of which for the fiscal years ended June 30, 2019 and June 24, 2018 are as follows:

	Fiscal Years Ended
	June 30, 2019	June 24, 2018
(in millions of U.S. Dollars)
Revenue, net	$419.8	$568.8
Cost of revenue, net	324.3	463.2
Gross profit	95.5	105.6
Research and development	37.1	35.9
Sales, general and administrative	100.6	97.6
Amortization or impairment of acquisition-related intangibles	116.4	23.6
Goodwill impairment charges	90.3	247.5
Loss on disposal or impairment of long-lived assets	2.0	2.1
Operating loss	(250.9)	(301.1)
Non-operating income	—	(1.3)
Loss before income taxes and loss on sale	(250.9)	(299.8)
Loss on sale	66.2	—
Loss before income taxes	(317.1)	(299.8)
Income tax expense (benefit)	0.1	(36.3)
Net loss	($317.2)	($263.5)
The following table presents the financial results of the LED Business as income (loss) from discontinued operations, net of income taxes in the Company's consolidated statements of operations:

	Fiscal Years Ended
	June 28, 2020	June 30, 2019	June 24, 2018
(in millions of U.S. Dollars)
Revenue, net	$433.2	$541.8	$596.3
Cost of revenue, net	343.4	394.5	439.3
Gross profit	89.8	147.3	157.0
Operating expenses:
Research and development	32.2	36.8	37.5
Sales, general and administrative	29.7	31.8	26.5
(Income) loss on disposal or impairment of other assets	(0.1)	(0.3)	0.5
Other operating expense	13.3	1.4	—
Operating income	14.7	77.6	92.5
Non-operating income	(0.5)	(0.1)	—
Income before income taxes	15.2	77.7	92.5
Income tax expense	8.2	17.1	34.0
Net income	7.0	60.6	58.5
Net income attributable to noncontrolling interest	1.1	—	0.1
Net income attributable to controlling interest	$5.9	$60.6	$58.4
The following table presents the assets and liabilities of the LED Business classified as discontinued operations:

	Fiscal Years Ended
	June 28, 2020	June 30, 2019
(in millions of U.S. Dollars)
Assets
Short-term investments	12.0	9.4
Accounts receivable, net	41.6	59.7
Inventories	57.2	75.6
Prepaid expenses	0.1	0.1
Other current assets	5.1	6.4
Current assets of discontinued operations	116.0	151.2

Property and equipment, net	60.3	64.6
Goodwill	180.3	180.3
Intangible assets, net	22.7	23.8
Deferred income taxes	5.1	4.7
Other assets	1.7	—
Long-term assets of discontinued operations	270.1	273.4

Liabilities
Accounts payable and accrued expenses	31.0	36.4
Accrued contract liabilities	24.1	30.7
Income tax payable	2.0	1.7
Other current liabilities	3.1	2.7
Current liabilities of discontinued operations	60.2	71.5

Other long-term liabilities	9.8	7.6
Long-term liabilities of discontinued operations	9.8	7.6